Other Liabilities and Provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Liabilities and Provisions

(CAD$ in millions)	December 31, 2017	December 31, 2016
Provisions (a)	$1,905	$1,236
Derivative liabilities (net of current portion of $nil (2016 —$5 million))	43	21
Other	29	65

	$1,977	$1,322

Summary of Movements in Provisions

The following table summarizes the movements in provisions for the year ended December 31, 2017:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other	Total
As at January 1, 2017	$1,220	$87	$1,307
Settled during the year	(39)	(10)	(49)
Change in discount rate	210	—	210
Change in amount and timing of cash flows	406	121	527
Accretion	81	—	81
Other	(2)	—	(2)
Changes in foreign exchange rates	(32)	(4)	(36)

As at December 31, 2017	1,844	194	2,038
Less current portion of provisions (Note 17)	(83)	(50)	(133)

Long-term provisions	$1,761	$144	$1,905